Recently issued accounting standards	6 Months Ended
Jun. 30, 2014
Recently issued accounting standards
2 Recently issued accounting standards

Recently adopted accounting standards

The following provides the most relevant recently adopted accounting standards.

> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2013 for a description of accounting standards adopted in 2013.

ASC Topic 210 – Balance Sheet

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to Accounting Standards Codification (ASC) Topic 210 – Balance Sheet. The amendments in ASU 2011-11 require an entity to prepare additional disclosures about offsetting and related arrangements. In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU 2013-01), an update to ASC Topic 210 – Balance Sheet. ASU 2013-01 clarifies the scope of ASU 2011-11. The adoption of ASU 2011-11 and ASU 2013-01 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

> Refer to “Note 20 – Offsetting of financial assets and financial liabilities” for further information.

ASC Topic 220 – Comprehensive Income

In January 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02), an update to ASC Topic 220 – Comprehensive Income. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income (AOCI) by component. The adoption of ASU 2013-02 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

> Refer to “Note 19 – Accumulated other comprehensive income and additional share information” for further information.

ASC Topic 830 – Foreign Currency Matters

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (ASU 2013-05), an update to ASC Topic 830 – Foreign Currency Matters. The amendments provide guidance for the treatment of the cumulative translation adjustment when an entity ceases to hold a controlling financial interest in a subsidiary or group of assets within a foreign entity. ASU 2013-05 is effective prospectively for interim and annual reporting periods beginning after December 15, 2013 with early adoption permitted. The Group elected to early adopt ASU 2013-05 on January 1, 2013 which did not have a material impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 946 – Financial Services – Investment Companies

In June 2013, the FASB issued ASU 2013-08, “Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU 2013-08) an update to Topic 946 – Financial Services – Investment Companies. The amendments change the approach to the investment company assessment in Topic 946, clarify the characteristics of an investment company and provide comprehensive guidance for assessing whether an entity is an investment company. The adoption of ASU 2013-08 on January 1, 2014 did not have a material impact on the Group’s financial position, results of operations or cash flows.

Standards to be adopted in future periods

ASC Topic 205 – Presentation of Financial Statements

ASC Topic 360 – Property, Plant, and Equipment

In April 2014, the FASB issued ASU 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (ASU 2014-08), an update to Topic 205 – Presentation of Financial Statements and Topic 360 – Property, Plant, and Equipment. The amendments change the requirements for reporting discontinued operations and require additional disclosures about discontinued operations. ASU 2014-08 is effective for interim and annual reporting periods beginning after December 15, 2014 with early adoption permitted. The Group will evaluate the impact of adoption of ASU 2014-08 on the Group’s financial position, results of operations and cash flows when any future discontinued operations or disposals are identified.

ASC Topic 606 – Revenue from Contracts with Customers

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09), an update to Topic 606 – Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU outlines key steps that an entity should follow to achieve the core principle. ASU 2014-09 is effective for annual periods beginning after December 15, 2016. The Group is currently evaluating the impact of the adoption of ASU 2014-09 on the Group’s financial position, results of operations and cash flows.

ASC Topic 718 – Compensation – Stock Compensation

In June 2014, the FASB issued ASU 2014-12, “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” (ASU 2014-12), an update to Topic 718 – Compensation – Stock Compensation. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU 2014-12 is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. The Group is currently evaluating the impact of the adoption of ASU 2014-12 on the Group’s financial position, results of operations and cash flows.

ASC Topic 860 – Transfers and Servicing

In June 2014, the FASB issued ASU 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU 2014-11), an update to Topic 860 – Transfers and Servicing. ASU 2014-11 amends the accounting guidance for repurchase-to-maturity transactions and repurchase financing arrangements. As a result of these amendments repurchase-to-maturity transactions will be reported as secured borrowings. For repurchase financing arrangements, the amendments require separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting for the repurchase agreement. The amendments also specify new disclosures that entities must include. ASU 2014-11 is effective for interim and annual periods beginning after December 15, 2014. The Group is currently evaluating the impact of the adoption of ASU 2014-11 on the Group’s financial position, results of operations and cash flows.